Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,966	$ 11,190	$ 10,761	$ 12,023	$ 11,647	$ 11,271	$ 10,399	$ 10,380	$ 9,893	$ 9,882	$ 9,600
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,707	10,948	10,528	11,865	11,579	11,291	10,499	10,562	10,145	10,202	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,762	11,919	11,417	12,723	12,307	11,881	10,925	10,884	10,363	10,317	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 12,759	11,917	11,417	12,723	12,308	11,870	10,928	10,884	10,363	10,317	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,861	10,287	10,310	10,000
Bloomberg Municipal Bond Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,861	10,287	10,310	10,000
Bloomberg Municipal Bond Index_ [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	12,144	11,645	12,747	12,500	11,917	10,984	10,861	10,287	10,310	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,743	$ 12,144	$ 11,645	$ 12,747	$ 12,500	$ 11,917	$ 10,984	$ 10,861	$ 10,287	$ 10,310	$ 10,000